AUDITED CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FROM OPERATIONS
Investment income, net	$ 774.2	$ 744.9	$ 671.3
Net realized gain on investments	769.8	331.0	37.7
Net change in unrealized (depreciation) appreciation on investments and loans payable	(117.0)	105.7	349.4
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,427.0	1,181.6	1,058.4
FROM PARTICIPANT TRANSACTIONS
Premiums	2,655.9	2,637.4	2,561.7
Annuity payments	(47.3)	(45.0)	(43.4)
Withdrawals and death benefits	(2,570.3)	(2,874.0)	(2,938.8)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PARTICIPANT TRANSACTIONS	38.3	(281.6)	(420.5)
NET INCREASE IN NET ASSETS	1,465.3	900.0	637.9
NET ASSETS
Beginning of period	25,842.6	24,942.6	24,304.7
End of period	$ 27,307.9	$ 25,842.6	$ 24,942.6